Aug. 28, 2017
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund
MainStay Absolute Return Multi-Strategy Fund

MAINSTAY FUNDS TRUST

MainStay Absolute Return Multi-Strategy Fund

Supplement dated August 28, 2017 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information dated August 28, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Summary Prospectus, Prospectus and Statement of Additional Information.

Effective immediately, Class R6 shares are not currently offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.